Accounts Receivable, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Accounts Receivable, net	$ 189,279	$ 188,774	$ 192,534
No Past Due [Member]
Accounts Receivable, net	186,654	186,681	188,414
Past due within 30 days [Member]
Accounts Receivable, net	2,622	1,506	3,875
Past due 31-60 days [Member]
Accounts Receivable, net	3	396	347
Past due 61-90 days [Member]
Accounts Receivable, net	0	0	0
Past due 91-120 days [Member]
Accounts Receivable, net	0	1	0
Past due over 121 days [Member]
Accounts Receivable, net	$ 0	$ 190	$ 1,293